Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (Wetouch Holding Group Limited) (Parenthetical) - Wetouch Holding Group Limited [Member]
	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Penalty payable | $			$ 900,000		$ 900,000
Accrued loan | $			$ 800,000		$ 800,000
Repayment of loan default penalties | $	$ 1,700,000
RMB [Member]
Penalty payable | ¥				¥ 6,000,000		¥ 6,000,000
Accrued loan | ¥				¥ 5,800,000		¥ 5,800,000
Repayment of loan default penalties | ¥		¥ 11,800,000